INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

The components of the provision for income taxes for the years ended December 31, 2025 and 2024 are as follows:

	2025	2024
Current:
Federal	$-	$-
State and local	-	-
Foreign	-	-
Total current	-	-
Deferred:
Federal	-	-
State and local	-	-
Foreign	-	-
Total deferred	-	-
Total income tax provision / (benefit)	$-	$-

SCHEDULE OF INCOME TAXES PAID, NET OF REFUNDS

Total income tax expense disaggregated by jurisdiction was $0 for federal, state and local, and foreign for both years. Income taxes paid, net of refunds, were as follows:

	2025	2024
Federal	$-	$-
State and local	-	-
Foreign	-	-
Total income taxes paid, net of refunds	$-	$-

SCHEDULE OF PRE-TAX INCOME (LOSS) BY JURISDICTION

SCHEDULE OF PRE-TAX INCOME (LOSS) BY JURISDICTION

Pre-tax income (loss) from continuing operations, by domestic and foreign jurisdiction, for the years ended December 31, 2025 and 2024, is as follows:

	2025	2024
Domestic	$(21,596,628)	$(23,917,353)
Foreign	-	-
Pre-tax loss from continuing operations	$(21,596,628)	$(23,917,353)

SCHEDULE OF EFFECTIVE TAX RATE RECONCILIATION

SCHEDULE OF EFFECTIVE TAX RATE RECONCILIATION

A reconciliation of income tax computed at the U.S. federal statutory rate to the Company’s effective income tax for the years ended December 31, 2025 and 2024, presented in both dollars and percentages, is as follows:

	2025		2024
	$	%	$	%
Income tax benefit at federal statutory rate (21%)	(4,535,292)	21.0%	(5,022,644)	21.0%
State and local income tax (blended rate)	(737,035))	3.4%	(816,235)	3.4%
Nondeductible expenses and other permanent items	502,476	(2.3)%	-	-
Tax credits	-	-	-	-
Change in valuation allowance	5,733,278	(26.5)%	5,838,879	(24.4)%
Other (net deferred items not benefited)	(963,426)	4.5%	-	-
Income tax provision / (benefit)	-	0.0%	-	0.0%

SCHEDULE OF DEFERRED TAX ASSETS

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred taxes as of December 31, 2025 and 2024 consist of the following:

	2025	2024
Deferred Tax Assets/(Liability) Detail
Stock Compensation	$211,969	$211,969
Amortization	290,161	-
Depreciation	(2,255,938)	(1,332,399)
Interest	195,056	-
Change in Fair Market Value of Derivative Liabilities	-	-
Accrued compensation	963,426	-
NOL Deferred Tax Asset	28,352,595	23,144,421
Other	191,125	191,125
Valuation allowance	(27,948,394)	(22,215,116)
Total gross deferred tax assets	$-	$-